Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred IPO costs		$ 1,623,627
Accumulated deferred IPO costs	$ 2,023,807
Computer software [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Eestimated useful life	3 years
Computer software [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Eestimated useful life	5 years